Investment in Associate (Details) - Stimunity S.A. [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statements [Line Items]
Name	Associate:Stimunity S.A.
Principal Activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	44.00%	36.40%